Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Expense Recognized

During the years ended March 31, 2025 and 2024, the operating lease expense recognized was $127,946 and $121,980 respectively.

	2023 Office Lease	2025 Office Lease	Total
2026	88,744	38,128	126,872
2027	6,441	38,128	44,569
2028	—	31,773	31,773
Total future minimum lease payments	$95,185	$108,029	$203,214
Less: imputed interest	(5,457)	(11,249)	(16,706)
Total operating lease liability	$89,728	$96,780	$186,508
Less: operating lease liability – current	83,342	31,783	115,125
Total operating lease liability – non current	$6,386	$64,997	$71,383